Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

20.Subsequent events

In April 2023, the Company entered into a related party transaction with a fellow subsidiary of Tencent to purchase a License Agreement for Broadcasting League of Legends Matches during the period from 2023 to 2025, with a total consideration of RMB450 million.